Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Cash	$ 8,549,510	$ 14,151,523	$ 15,950,512	$ 16,604,011	$ 696,826
Domestic bank accounts		282,042
FDIC insured limits		$ 13,869,481
Solar Window Asia [Member]
Consideration Transferred	$ 831,000